As filed with the Securities and Exchange Commission on March 31, 2010

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Daniel O. Hirsch

Ropes & Gray LLP

One Metro Center

700 12th Street, NW, Suite 900

Washington, DC 20005-3948

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 78 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate May 1, 2010 as the new effective date for the Registration Statement of Managers Money Market Fund, a series of The Managers Funds (the “Trust”), filed in Post-Effective Amendment No. 77 on January 29, 2010 pursuant to Rule 485(a) under the 1933 Act. This Post-Effective Amendment No. 78 relates solely to Managers Money Market Fund and does not designate a new effective date for the Registration Statement of any other series of the Trust filed in Post-Effective Amendment No. 77. This Post-Effective Amendment No. 78 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 77.

THE MANAGERS FUNDS

MANAGERS MONEY MARKET FUND

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of The Managers Funds (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 78 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on January 29, 2010 (“Amendment No. 77/78”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 77/78 to the Trust’s Registration Statement on Form N-1A filed with the SEC on January 29, 2010.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 77/78 to the Trust’s Registration Statement on Form N-1A filed with the SEC on January 29, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, The Managers Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 31st day of March, 2010.

THE MANAGERS FUNDS

By:	/s/ DONALD S. RUMERY
Donald S. Rumery
Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ JACK W. ABER*	Trustee	March 31, 2010
Jack W. Aber

/s/ WILLIAM E. CHAPMAN, II*	Trustee	March 31, 2010
William E. Chapman, II

/s/ NATHANIEL DALTON*	Trustee	March 31, 2010
Nathaniel Dalton

/s/ EDWARD J. KAIER*	Trustee	March 31, 2010
Edward J. Kaier

/s/ STEVEN J. PAGGIOLI*	Trustee	March 31, 2010
Steven J. Paggioli

/s/ ERIC RAKOWSKI*	Trustee	March 31, 2010
Eric Rakowski

/s/ THOMAS R. SCHNEEWEIS*	Trustee	March 31, 2010
Thomas R. Schneeweis

/s/ JOHN STREUR*	Trustee and President	March 31, 2010
John Streur	(Principal Executive Officer)

/s/ DONALD S. RUMERY	Treasurer and	March 31, 2010
Donald S. Rumery	Chief Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ DONALD S. RUMERY
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference

Date: March 31, 2010